Commitments and Contingencies Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Nov. 07, 2008
Metro Bank Park [Member]
Long-term Purchase Commitment [Line Items]
Term of naming rights agreement	15 years
Naming rights agreement, commitment amount	$ 3.5
Fiserv Service Agreement [Member]
Long-term Purchase Commitment [Line Items]
Service agreement, term	7 years
Service agreement, renewal period	2 years
Service agreement, period prior to expiration to terminate agreement	180 days
Service agreement, initial payment		3.4
Service Agreement, remaining amount	$ 19.4
Service agreement, remaining term	2 years 6 months